Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows From Operating Activities
Net income	$ 6,610,000	$ 7,877,000	$ 8,812,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	627,000	564,000	528,000
Net (accretion) of deferred fees and costs, premiums and discounts	(18,000)	(326,000)	(202,000)
Provision for loan losses	762,000	247,000	102,000
Net loss (gain) on sale and disposal of premises and equipment	3,000	9,000	(327,000)
Realized gain on sale of securities available for sale	(647,000)		(872,000)
Loss on extinguishment of debt	527,000
Loss on write-down of land held for sale	99,000	156,000	397,000
Loss on write-down of real estate owned	46,000	38,000	50,000
Decrease (increase) in interest receivable	750,000	624,000	(174,000)
Deferred income tax expense (benefit)	119,000	(265,000)	13,000
Decrease (increase) in other assets	734,000	620,000	(11,000)
Decrease in accrued interest payable	(115,000)	(59,000)	(122,000)
(Decrease) increase in other liabilities	(328,000)	354,000	80,000
(Increase) in cash surrender value of bank owned life insurance	(922,000)	(862,000)	(879,000)
ESOP shares committed to be released	782,000	751,000	706,000
Loss on sale of real estate owned	1,000	1,000
Restricted stock expense	62,000	62,000	52,000
Stock option expense	76,000	127,000	166,000
Increase in deferred compensation obligation under Rabbi Trust	19,000	21,000	19,000
Net Cash Provided by Operating Activities	9,187,000	9,939,000	8,338,000
Proceeds from calls, maturities and repayments of:
Securities available for sale	60,533,000	37,816,000	37,586,000
Securities held for maturity	229,071,000	249,104,000	193,492,000
Proceeds from sale of securities available for sale	8,827,000		11,070,000
Proceeds from sale of premises and equipment			493,000
Redemptions of Federal Home Loan Bank of New York stock	2,130,000	847,000	1,263,000
Purchases of:
Securities available for sale	(15,000,000)	(70,004,000)	(15,000,000)
Securities held for maturity	(184,835,000)	(219,776,000)	(290,618,000)
Loans receivable	(48,600,000)	(20,788,000)	(1,817,000)
Bank owned life insurance	(7,000,000)		(3,000,000)
Premises and equipment	(396,000)	(373,000)	(515,000)
Federal Home Loan Bank of New York stock	(900,000)		(80,000)
Net decrease in loans receivable	27,762,000	25,383,000	37,213,000
Proceeds from sale of real estate owned	92,000	135,000
Net Cash Provided by (Used in) Investing Activities	71,684,000	2,344,000	(29,913,000)
Cash Flows From Financing Activities
Net (decrease) increase in deposits	(62,583,000)	(11,110,000)	79,233,000
Proceeds from advances from Federal Home Loan Bank of New York	5,000,000
Payments on advances from Federal Home Loan Bank of New York	(31,706,000)	(16,989,000)	(28,069,000)
Net (decrease) increase in payments by borrowers for taxes and insurance	(68,000)	116,000	(170,000)
Exercise of stock options	299,000
Dividends paid	(6,153,000)	(2,109,000)	(2,106,000)
Purchase of treasury stock	(27,000)	(11,000)	(2,707,000)
Income tax benefit from stock based compensation	6,000	8,000	2,000
Net Cash (Used in) Provided by Financing Activities	(95,232,000)	(30,095,000)	46,183,000
Net (Decrease) Increase in Cash and Cash Equivalents	(14,361,000)	(17,812,000)	24,608,000
Cash and Cash Equivalents - Beginning	40,257,000	58,069,000	33,461,000
Cash and Cash Equivalents - Ending	25,896,000	40,257,000	58,069,000
Cash Paid During the Period for:
Interest on deposits and borrowings	11,952,000	16,208,000	19,367,000
Income taxes paid	3,995,000	4,717,000	4,909,000
Non cash activities:
Reclass property from premises and equipment to land held for sale included in other assets			1,157,000
Transfer from loans receivable to real estate owned	215,000	177,000	186,000
Amount due brokers for security purchases	$ 3,050,000